Related party transactions (Details Textual) - USD ($) $ in Thousands			1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
		Jun. 06, 2018	Mar. 23, 2018	May 22, 2017	Jun. 03, 2016	Aug. 31, 2014	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Jan. 29, 2018	Jan. 02, 2018	Dec. 01, 2017	Jan. 02, 2017
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement								$ 1,100		$ 1,600	$ 1,600
Environmental Indemnifications, Description									No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.
Distribution Made to Limited Partner, Cash Distributions Paid									$ 54,142		57,037
Partners' Capital Account, Unit-based Compensation									200		189
Repayment of Indemnifications Received From Hoegh Lng							$ 1,056	$ 0	1,056	0	1,500
Proceeds from Insurance Settlement, Operating Activities									1,100
Contract with Customer Liability Recognition Of Deferred Revenue									1,000
Hoegh Grace entities [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired														49.00%	51.00%
Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation	[1]								200		189
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			14,584		21,500
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis						LIBOR plus a margin of 4.0%
Line of Credit Facility, Maximum Borrowing Capacity						$ 85,000						$ 85,000
Line of Credit Facility, Expiration Date						Jan. 01, 2020
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications							5,000		5,000
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid									$ 21,100	20,100
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation		11,050		9,805					11,050
Partners' Capital Account, Unit-based Compensation		$ 195		$ 189					$ 200
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired													51.00%	49.00%
Repayment of Indemnifications Received From Hoegh Lng							$ (1,056)		$ (1,056)		2,500
Hoegh LNG [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Related Commitment Fee Percentage						1.40%
Hoegh Gallant [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues										$ 500	$ 500

[1]	Board of Directors’ fees: Effective June 6, 2018 a total of 11,050 common units were awarded to non-employee directors under the Höegh LNG Partners LP Long Term Incentive Plan as compensation of $195 for part of the directors’ fees. As of September 30, 2018, a total of 11,050 units were issued and the value at the issuance date amounted to $200. Effective May 22, 2017 a total of 9,805 common units were awarded to non-employee directors as compensation of $189 for part of the directors’ fees. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.